UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number - 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Art Ally

Timothy Partners, Ltd.

105 Maitland Center Commons

Maitland, FL 32751

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

COMMON STOCKS—84.99%

number of shares		market value
	AEROSPACE/DEFENSE – 4.69%
38,400	Moog, Inc. – Class A *	$1,646,592
28,500	Teledyne Technologies, Inc. *	1,629,060

		3,275,652

	BUILDING & CONSTRUCTION – MISCELLANEOUS – 2.45%
48,300	Layne Christensen Co. *	1,711,269

	BUILDING PRODUCT – AIR & HEATING – 2.18%
45,700	Lennox International, Inc.	1,520,439

	COMMERCIAL BANKS – CENTRAL US – 1.26%
42,326	Texas Capital Bancshares, Inc. *	878,688

	COMMERCIAL BANKS – EASTERN US – 1.15%
55,100	National Penn Bancshares, Inc.	804,460

	COMMERCIAL BANKS – SOUTHERN US – 1.35%
26,900	United Bankshares, Inc.	941,500

	COMMERCIAL BANKS – WESTERN US – 2.22%
26,785	SVB Financial Group *	1,551,387

	COMPUTER SERVICES – 2.32%
93,600	Perot Systems Corp. – Class A *	1,623,960

	CONSUMER PRODUCTS – MISCELLANEOUS – 2.24%
56,600	Tupperware Brands Corp.	1,563,858

	COSMETICS & TOILETRIES – 1.16%
74,800	Bare Escentuals, Inc. *	813,076

	DIVERSIFIED MANUFACTURING OPERATIONS – 2.30%
40,900	A.O. Smith Corp.	1,602,871

	ELECTRIC – INTEGRATED – 2.33%
64,400	Cleco Corp.	1,626,100

	ELECTRIC PRODUCTS – MISCELLANEOUS – 2.18%
100,900	GrafTech International, Ltd. *	1,524,599

	ELECTRONIC COMPONENTS – MISCELLANEOUS – 2.29%
113,800	Benchmark Electronics, Inc. *	1,602,304

	ENTERPRISE SOFTWARE/SERVICES – 2.35%
27,700	ManTech International Corp. – Class A *	1,642,333

	FINANCE – INVESTMENT BANK/BROKER – 2.56%
35,800	Stifel Financial Corp. *	1,786,420

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 - (Unaudited)

COMMON STOCKS – 84.99% (continued)

number of shares		market value
	FOOD – MISCELLANEOUS/DIVERSIFIED – 5.07%
64,000	Diamond Foods, Inc.	$1,793,920
51,602	J & J Snack Foods Corp.	1,749,824

		3,543,744

	HOTELS & MOTELS – 4.67%
108,000	Marcus Corp.	1,736,640
63,100	Orient-Express Hotels, Ltd. – Class A	1,522,603

		3,259,243

	INDUSTRIAL AUTOMATION/ROBOTICS – 2.25%
53,100	Hurco Companies, Inc. *	1,570,167

	MACHINERY – GENERAL INDUSTRY – 2.30%
29,600	Middleby Corp. *	1,607,576

	MEDICAL – OUTPATIENT/HOME MEDICAL CARE – 2.36%
61,200	Gentiva Health Services, Inc. *	1,648,728

	METAL PROCESSORS & FABRICATORS – 2.14%
33,100	Kaydon Corp.	1,491,486

	NON-FERROUS METALS – 3.06%
40,500	RTI International Metals, Inc. *	792,180
141,200	Thompson Creek Metals Co., Inc. *	1,342,812

		2,134,992

	OFFICE FURNISHINGS – ORIGINAL – 2.24%
103,600	Knoll, Inc.	1,566,432

	OIL & GAS DRILLING – 2.18%
44,550	Atlas America, Inc.	1,519,600

	OIL COMPANY – EXPLORATION & PRODUCTION – 2.12%
27,700	Penn Virginia Corp.	1,480,288

	OIL FIELD MACHINERY & EQUIPMENT – 2.33%
40,500	NATCO Group, Inc. *	1,627,290

	OIL – FIELD SERVICES – 2.23%
41,200	Matrix Service Co. *	786,920
21,900	Oil States International, Inc. *	774,165

		1,561,085

	PROPERTY/CASUALTY INSURANCE – 2.11%
113,500	SeaBright Insurance Holdings, Inc. *	1,475,500

	REINSURANCE – 2.41%
55,700	IPC Holdings, Ltd.	1,682,697

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

COMMON STOCKS – 84.99% (continued)

number of shares		market value
	RETAIL – APPAREL/SHOE – 4.56%
52,700	Aeropostale, Inc. *	$1,692,197
72,400	AnnTaylor Stores Corp. *	1,494,336

		3,186,533

	SEMICONDUCTOR EQUIPMENT – 2.28%
80,100	MKS Instruments, Inc. *	1,594,791

	STEEL PIPE & TUBE – 2.15%
34,500	Northwest Pipe Co. *	1,504,890

	TRANSPORTATION – MARINE – 3.50%
96,000	Arlington Tankers, Ltd.	1,476,480
72,000	OceanFreight, Inc.	969,840

		2,446,320

	Total Common Stocks (cost $60,684,110)	59,370,278

MASTER LIMITED PARTNERSHIPS – 2.36%

number of shares		market value
	PIPELINES – 2.36%
32,300	MarkWest Energy Partners LP	816,544
48,790	Targa Resource Partners LP	830,406

	Total Master Limited Partnerships (cost $2,291,560)	1,646,950

REITs – 7.39%

number of shares		market value
	MANUFACTURED HOMES – 2.40%
31,600	Equity Lifestyle Properties, Inc.	1,675,748

	PAPER & RELATED PRODUCTS – 2.54%
38,300	Potlatch Corp.	1,776,737

	WAREHOUSE/INDUSTRIAL – 2.45%
228,300	DCT Industrial Trust, Inc.	1,709,967

	Total REITs (cost $5,187,498)	5,162,452

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

SHORT-TERM INVESTMENTS – 7.00%

number of shares		market value
4,886,808	Timothy Plan Money Market Fund, 1.19% (A) (B)	$4,886,808

	Total Short-Term Investments (cost $4,886,808)	4,886,808

	TOTAL INVESTMENTS (cost $73,049,976) – 101.74%	71,066,488

	LIABILITIES IN EXCESS OF OTHER ASSETS – (1.74)%	(1,213,448)

	NET ASSETS – 100.00%	$69,853,040

* Non-income producing securities.

(A) Variable rate security; the rate shown represents the yield at September 30, 2008.

(B) Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of September 30, 2008.

	Gross Unrealized Appreciation	$5,480,214
	Gross Unrealized Depreciation	(7,463,702)

	Net Unrealized Gain/(Loss)	$(1,983,488)

	Cost of Investments	$73,049,976

LARGE/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

COMMON STOCKS – 86.76%

number of shares		market value
	AEROSPACE/DEFENSE – 2.14%
50,200	Rockwell Collins, Inc.	$2,414,118

	AGRICULTURAL CHEMICALS – 1.83%
22,500	CF Industries Holdings, Inc.	2,057,850

	APPAREL MANUFACTURERS – 2.49%
36,300	VF Corp.	2,806,353

	AUTOMOTIVE/TRUCK PARTS & EQUIPMENT – ORIGINAL – 1.72%
59,200	BorgWarner, Inc.	1,939,984

	BEVERAGES – NON-ALCOHOLIC – 2.29%
97,400	Dr Pepper Snapple Group, Inc. *	2,579,152

	COSMETICS & TOILETRIES – 2.32%
34,700	Colgate-Palmolive Co.	2,614,645

	DIVERSIFIED MANUFACTURING OPERATIONS – 2.09%
59,000	Cooper Industries, Ltd. – Class A	2,357,050

	ELECTRIC PRODUCTS – MISCELLANEOUS – 1.94%
53,700	Emerson Electric Co.	2,190,423

	ELECTRIC – INTEGRATED – 6.82%
58,900	Dominion Resources, Inc.	2,519,742
36,200	FirstEnergy Corp.	2,425,038
72,700	Southern Co.	2,740,063

		7,684,843

	ENGINEERING/R&D SERVICES – 1.59%
49,500	Foster Wheeler, Ltd. *	1,787,445

	ENTERPRISE SOFTWARE/SERVICES – 1.84%
72,300	BMC Software, Inc. *	2,069,949

	INSTRUMENTS – SCIENTIFIC – 2.10%
43,000	Thermo Fisher Scientific, Inc. *	2,365,000

	INSURANCE BROKERS – 2.28%
79,600	Willis Group Holdings, Ltd.	2,567,896

	INVESTMENT MANAGEMENT/ADVISORY SERVICES – 8.33%
13,000	BlackRock, Inc.	2,528,500
68,800	Eaton Vance Corp.	2,423,824
26,000	Franklin Resources, Inc.	2,291,380
102,300	Invesco, Ltd.	2,146,254

		9,389,958

LARGE/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

COMMON STOCKS – 86.76% (continued)
number of shares		market value
	MACHINERY – PUMPS – 1.81%
23,000	Flowserve Corp.	$2,041,710

	MEDICAL LABS & TESTING SERVICES – 2.34%
38,000	Laboratory Corp. of America Holdings	2,641,000

	MEDICAL PRODUCTS – 4.89%
56,000	Covidien, Ltd.	3,010,560
38,700	Zimmer Holdings, Inc. *	2,498,472

		5,509,032

	MEDICAL – BIOMEDICAL/GENE – 2.73%
38,000	Genzyme Corp. *	3,073,820

	MEDICAL – WHOLESALE DRUG DISTRIBUTORS – 2.15%
49,100	Cardinal Health, Inc.	2,419,648

	METAL – DIVERSIFIED – 1.89%
37,400	Freeport-McMoRan Copper & Gold, Inc.	2,126,190

	MULTI-LINE INSURANCE – 2.04%
42,400	ACE, Ltd.	2,295,112

	OIL COMPANIES – EXPLORATION & PRODUCTION – 6.02%
22,700	Apache Corp.	2,367,156
33,200	Occidental Petroleum Corp.	2,338,940
44,700	XTO Energy, Inc.	2,079,444

		6,785,540

	OIL COMPANIES – INTEGRATED – 8.14%
32,200	ConocoPhillips	2,358,650
31,200	Exxon Mobil Corp.	2,422,992
57,800	Marathon Oil Corp.	2,304,486
32,600	Murphy Oil Corp.	2,090,964

		9,177,092

	OIL & GAS DRILLING – 1.74%
17,900	Transocean, Inc. *	1,966,136

	PROPERTY/CASUALTY INSURANCE – 1.94%
29,900	Arch Capital Group, Ltd. *	2,183,597

	REINSURANCE – 2.13%
75,600	Axis Capital Holdings, Ltd.	2,397,276

LARGE/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

COMMON STOCKS – 86.76% (continued)

number of shares		market value
	SEMICONDUCTOR EQUIPMENT – 1.95%
69,600	Lam Research Corp. *	$2,191,704

	STEEL – SPECIALTY – 1.24%
47,100	Allegheny Technologies, Inc.	1,391,805

	SUPER-REGIONAL BANKS – U.S. – 2.11%
31,900	PNC Financial Services Group, Inc.	2,382,930

	TELECOMMUNICATION EQUIPMENT – 1.93%
47,000	Harris Corp.	2,171,400

	TOYS – 1.93%
120,700	Mattel, Inc.	2,177,428

	Total Common Stocks (cost $99,921,294)	97,756,086

MASTER LIMITED PARTNERSHIPS – 2.71%

number of shares		market value
	FINANCE – INVESTMENT BANKER/BROKER – 2.71%
71,500	Lazard, Ltd. – Class A	3,057,340

	Total Master Limited Partnerships (cost $3,019,733)	3,057,340

REITs – 5.49%

number of shares		market value
	HEALTHCARE – 2.73%
76,600	HCP, Inc.	3,073,958

	STORAGE – 2.76%
31,400	Public Storage	3,108,914

	Total REITs (cost $5,061,081)	6,182,872

LARGE/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

SHORT-TERM INVESTMENTS – 4.06%

number of shares		market value
4,576,032	Timothy Plan Money Market Fund, 1.19% (A) (B)	$4,576,032

	Total Short-Term Investments (cost $4,576,032)	4,576,032

	TOTAL INVESTMENTS (cost $112,578,140) – 99.02%	111,572,330

	OTHER ASSETS LESS LIABILITIES – 0.98%	1,105,856

	NET ASSETS – 100.00%	$112,678,186

* Non-income producing securities.

(A) Variable rate security; the yield shown represents the rate at September 30, 2008.

(B) Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of September 30, 2008.

	Gross Unrealized Appreciation	$8,624,215
	Gross Unrealized Depreciation	(9,630,025)

	Net Unrealized Gain/(Loss)	$(1,005,810)

	Cost of Investments	$112,578,140

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

BONDS AND NOTES – 95.05%

par value		market value
	CORPORATE BONDS – 34.29%
$800,000	American General Finance Corp., 5.375%, 10/01/2012	$437,602
750,000	Anadarko Finance Co., 6.75%, 05/01/2011	767,995
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	753,151
750,000	CIT Group, Inc., 5.00%, 02/13/2014	424,693
500,000	Covidien International Finance SA, 5.45%, 10/15/2012	491,295
910,000	CRH America, Inc., 6.00%, 09/30/2016	785,412
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	916,892
750,000	Duke Energy Indiana, Inc., 6.05%, 06/15/2016	712,320
500,000	Entergy Gulf States, Inc., 5.70%, 06/01/2015	475,248
900,000	ERP Operating LP, 5.125%, 03/15/2016	754,959
750,000	FedEx Corp., 5.50%, 08/15/2009	747,162
750,000	Genworth Financial, Inc., 4.95%, 10/01/2015	603,035
250,000	International Paper Co., 4.25%, 01/15/2009	248,474
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	685,516
750,000	Marathon Oil Corp., 6.00%, 10/01/2017	674,855
250,000	National Rural Utilities Cooperative Finance Corp., 5.75%, 08/28/2009	253,228
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	688,588
500,000	Oneok, Inc., 5.20%, 06/15/2015	431,912
500,000	PC Financial Partnership, 5.00%, 11/15/2014	430,680
300,000	Protective Life Secured Trusts, 5.75%, 01/15/2019	292,557
750,000	Simon Property Group LP, 5.75%, 12/01/2015	709,826
750,000	SLM Corp., 4.00%, 01/15/2010	589,005
500,000	Transocean, Inc., 6.00%, 03/15/2018	467,468
750,000	Tyco Electronics Group SA, 6.00%, 10/01/2012	739,800
300,000	Unitrin, Inc., 4.875%, 11/01/2010	289,791
750,000	Weatherford International, Ltd., 4.95%, 10/15/2013	706,039
750,000	Willis North America, Inc., 6.20%, 03/28/2017	653,122
135,000	Wisconsin Energy Corp., 6.50%, 04/01/2011	137,161

	Total Corporate Bonds (cost $17,665,021)	15,867,786

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

BONDS AND NOTES – 95.05% (continued)

par value		market value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS – 60.76%
$1,000,000	Federal Home Loan Bank, 5.50%, 08/13/2014	$1,054,278
205,541	GNMA Pool 3584, 6.00%, 07/20/2034	208,763
463,771	GNMA Pool 3612, 6.50%, 09/20/2034	475,888
1,374,211	GNMA Pool 3625, 6.00%, 10/20/2034	1,395,184
554,647	GNMA Pool 3637, 5.50%, 11/20/2034	554,336
864,029	GNMA Pool 3665, 5.50%, 01/20/2035	863,327
460,980	GNMA Pool 3679, 6.00%, 02/20/2035	467,615
1,156,775	GNMA Pool 3711, 5.50%, 05/20/2035	1,155,834
1,500,865	GNMA Pool 3865, 6.00%, 06/20/2036	1,522,141
1,154,948	GNMA Pool 3910, 6.00%, 10/20/2036	1,171,320
3,041,477	GNMA Pool 3939, 5.00%, 01/20/2037	2,972,320
1,608,612	GNMA Pool 4058, 5.00%, 12/20/2037	1,572,035
2,498,343	GNMA Pool 4072, 5.50%, 01/20/2038	2,495,330
70,494	GNMA Pool 585163, 5.00%, 02/15/2018	71,728
80,006	GNMA Pool 585180, 5.00%, 02/15/2018	81,407
82,020	GNMA Pool 592492, 5.00%, 03/15/2018	83,456
64,869	GNMA Pool 599821, 5.00%, 01/15/2018	66,005
941,071	GNMA Pool 604182, 5.50%, 04/15/2033	944,786
847,138	GNMA Pool 663776, 6.50%, 01/15/2037	868,679
192,776	GNMA Pool 781694, 6.00%, 12/15/2031	196,690
500,000	U.S. Treasury Bond, 5.375%, 02/15/2031	566,680
1,000,000	U.S. Treasury Bond, 5.00%, 05/15/2037	1,108,594
1,190,240	U.S. Treasury Inflation Indexed Bond, 2.00%, 01/15/2014	1,188,195
1,089,000	U.S. Treasury Inflation Indexed Bond, 2.50%, 07/15/2016	1,114,950
2,250,000	U.S. Treasury Note, 12.50%, 08/15/2014	2,454,084
2,250,000	U.S. Treasury Note, 4.75%, 05/15/2014	2,458,127
1,000,000	U.S. Treasury Note, 3.875%, 05/15/2018	1,006,876

	Total U.S. Government & Agency Obligations (cost $27,835,565)	28,118,628

	Total Bonds and Notes (cost $45,500,586)	43,986,414

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

SHORT-TERM INVESTMENTS – 2.89%

number of shares		market value
1,335,411	Timothy Plan Money Market Fund, 1.19% (A)(B)	$1,335,411

	Total Short-Term Investments (cost $1,335,411)	1,335,411

	TOTAL INVESTMENTS (cost $46,835,997) – 97.94%	45,321,825

	OTHER ASSETS LESS LIABILITIES – 2.06%	954,111

	NET ASSETS – 100.00%	$46,275,936

(A)   Variable rate security; the yield shown represents the rate at September 30, 2008.

(B)   Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of September 30, 2008.

	Gross Unrealized Appreciation	$497,531
	Gross Unrealized Depreciation	(2,011,703)

	Net Unrealized Gain/(Loss)	$(1,514,172)

	Cost of Investments	$46,835,997

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

COMMON STOCKS – 98.67%

number of shares		market value
	AEROSPACE/DEFENSE – EQUIPMENT – 0.38%
5,299	BE Aerospace, Inc. *	$83,883

	AGRICULTURAL CHEMICALS – 0.80%
5,940	Intrepid Potash, Inc. *	176,537

	APPLICATIONS SOFTWARE – 0.58%
5,100	Citrix Systems, Inc. *	128,826

	AUTOMOTIVE/TRUCK PARTS & EQUIPMENT – ORIGINAL – 0.78%
8,100	Titan International, Inc.	172,692

	COMMERCIAL BANKS – EASTERN U.S. – 0.58%
3,700	Signature Bank *	129,056

	COMMERCIAL SERVICE/FINANCIAL – 4.31%
5,695	Global Payments, Inc.	255,478
6,900	Heartland Payment Systems, Inc.	176,364
3,447	Morningstar, Inc. *	191,205
11,097	Net 1 UEPS Technologies, Inc. *	247,796
4,372	Riskmetrics Group, Inc. *	85,560

		956,403

	COMMERCIAL SERVICES – 3.65%
15,998	AerCap Holdings NV *	169,739
5,300	Alliance Data Systems Corp. *	335,914
11,308	Quanta Services, Inc. *	305,429

		811,082

	COMPUTER AIDED DESIGN – 1.18%
6,925	Ansys, Inc. *	262,250

	COMPUTER MEMORY DEVICES – 1.66%
8,528	Data Domain, Inc. *	189,919
3,475	Netezza Corp. *	36,870
7,745	NetApp, Inc. *	141,191

		367,980

	COMPUTER SERVICES – 2.45%
1,900	CACI International, Inc. – Class A *	95,190
8,803	Cognizant Technology Solutions Corp. – Class A *	200,972
10,105	Syntel, Inc.	247,572

		543,734

	COMPUTER SOFTWARE – 0.48%
5,815	Omniture, Inc. *	106,763

	CONSULTING SERVICES – 3.76%
7,885	FTI Consulting, Inc. *	569,612
13,125	SAIC, Inc. *	265,519

		835,131

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

COMMON STOCKS – 98.67% (continued)

number of shares		market value
	COSMETICS & TOILETRIES – 0.42%
1,200	Chattem, Inc. *	$93,816

	DENTAL SUPPLIES & EQUIPMENT – 1.17%
5,238	Dentsply International, Inc.	196,634
2,750	Sirona Dental Systems, Inc. *	64,020

		260,654

	DIAGNOSTIC KITS – 0.74%
5,460	Inverness Medical Innovations, Inc. *	163,800

	DIALYSIS CENTERS – 1.47%
5,705	Davita, Inc. *	325,242

	DISTRIBUTION/WHOLESALE – 0.59%
11,890	FGX International Holdings, Ltd. *	131,622

	DIVERSIFIED MANUFACTURING OPERATIONS – 1.51%
9,036	Harsco Corp.	336,049

	ELECTRIC PRODUCTS – MISCELLANEOUS – 2.10%
11,413	Ametek, Inc.	465,308

	ELECTRONIC COMPONENTS – SEMICONDUCTORS – 4.96%
5,470	Intersil Corp. – Class A	90,693
13,170	Microsemi Corp. *	335,572
7,700	Netlogic Microsystems, Inc. *	232,848
38,200	ON Semiconductor Corp. *	258,232
17,510	Renesola, Ltd. (ADR) *	183,680

		1,101,025

	ELECTRONIC CONNECTORS – 2.22%
12,264	Amphenol Corp. – Class A	492,277

	ENGINEERING/R&D SERVICES – 3.39%
5,150	Jacobs Engineering Group, Inc. *	279,696
11,138	McDermott International, Inc. *	284,576
5,115	Stanley, Inc. *	188,795

		753,067

	ENTERPRISE SOFTWARE/SERVICES – 5.53%
30,375	Ariba, Inc. *	429,199
9,715	Concur Technologies, Inc. *	371,696
17,675	Informatica Corp. *	229,598
9,925	Taleo Corp. – Class A *	197,408

		1,227,901

	ENVIRONMENTAL CONSULTING & ENGINEERING – 1.03%
9,512	Tetra Tech, Inc. *	228,859

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

COMMON STOCKS – 98.67% (continued)

number of shares		market value
	FINANCE – CONSUMER LOANS – 0.43%
7,700	SLM Corp. *	$95,018

	FINANCE – INVESTMENT BANKER/BROKER – 1.88%
14,520	Interactive Brokers Group, Inc. *	321,908
1,900	Stifel Financial Corp. *	94,810

		416,718

	HAZARDOUS WASTE DISPOSAL – 1.00%
22,240	EnergySolutions, Inc.	222,400

	HOSPITAL BEDS/EQUIPMENT – 0.95%
6,990	Hill-Rom Holdings, Inc.	211,867

	INSTRUMENTS – CONTROLS – 1.27%
2,870	Mettler Toledo International, Inc. *	281,260

	INSTRUMENTS – SCIENTIFIC – 1.47%
3,650	Varian, Inc. *	156,585
2,900	Waters Corp. *	168,722

		325,307

	INTERNET APPLICATIONS SOFTWARE – 0.58%
3,760	Vocus, Inc. *	127,690

	INVESTMENT MANAGEMENT/ADVISORY SERVICES – 2.14%
1,984	Affiliated Managers Group, Inc. *	164,374
14,750	Invesco, Ltd.	309,455

		473,829

	MACHINERY – PUMPS – 0.66%
1,644	Flowserve Corp.	145,938

	MEDICAL INSTRUMENTS – 0.41%
1,830	NuVasive, Inc. *	90,274

	MEDICAL LABS & TESTING SERVICES – 2.87%
4,842	Covance, Inc. *	428,081
5,481	Icon plc. (ADR) *	209,648

		637,729

	MEDICAL PRODUCTS – 1.47%
6,075	Henry Schein, Inc. *	327,078

	MEDICAL – BIOMEDICAL/GENE – 1.57%
5,500	Alexion Pharmaceuticals, Inc. *	216,150
1,265	United Therapeutics Corp. *	133,040

		349,190

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

COMMON STOCKS – 98.67% (continued)

number of shares		market value
	MEDICAL – DRUGS – 2.49%
2,900	Auxilium Pharmaceuticals, Inc. *	$93,960
2,600	Cephalon, Inc. *	201,474
14,133	Eurand NV *	256,655

		552,089

	MEDICAL – GENERIC DRUGS – 0.25%
1,425	Perrigo Co.	54,805

	MEDICAL – OUTPATIENT/HOME MEDICAL CARE – 0.66%
5,400	Gentiva Health Services, Inc. *	145,476

	METAL PROCESSORS & FABRICATORS – 0.88%
5,766	RBC Bearings, Inc. *	194,257

	NETWORKING PRODUCTS – 0.83%
7,790	Atheros Communications, Inc. *	183,688

	OIL COMPANIES – EXPLORATION & PRODUCTION – 4.11%
3,100	Comstock Resources, Inc. *	155,155
4,965	Penn Virginia Corp.	265,330
3,570	Pioneer Natural Resources Co.	186,640
7,126	Range Resources Corp.	305,492

		912,617

	OIL FIELD MACHINERY & EQUIPMENT – 1.25%
5,531	National Oilwell Varco, Inc. *	277,822

	OIL – FIELD SERVICES – 2.53%
10,630	Matrix Service Co. *	203,033
11,505	Superior Energy Services *	358,266

		561,299

	OIL & GAS DRILLING – 1.87%
27,945	Parker Drilling Co. *	224,119
6,460	Pride International, Inc. *	191,281

		415,400

	PATIENT MONITORING EQUIPMENT – 1.61%
3,000	CardioNet, Inc. *	74,880
7,564	Masimo Corp. *	281,381

		356,261

	POWER CONVERSION/SUPPLY EQUIPMENT – 0.67%
2,100	Sunpower Corp. – Class A *	148,953

	PRINTING – COMMERCIAL – 2.86%
19,310	VistaPrint, Ltd. *	634,140

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

COMMON STOCKS – 98.67% (continued)

number of shares		market value
	PRIVATE CORRECTIONS – 2.77%
13,190	Corrections Corp. of America *	327,771
14,170	Geo Group, Inc. *	286,376

		614,147

	RECREATIONAL CENTERS – 1.12%
7,940	Life Time Fitness, Inc. *	$248,284

	REINSURANCE – 1.11%
3,675	PartnerRe, Ltd.	245,527

	RETAIL – DISCOUNT – 0.29%
3,900	Citi Trends, Inc. *	63,531

	RETAIL – RESTAURANTS – 0.87%
21,520	Texas Roadhouse, Inc. – Class A *	193,465

	SCHOOLS – 2.97%
4,800	Apollo Group, Inc. – Class A *	284,640
7,580	DeVry, Inc.	375,513

		660,153

	SEMICONDUCTOR EQUIPMENT – 0.67%
5,900	Varian Semiconductor Equipment Associates, Inc. *	148,208

	TELECOMMUNICATION EQUIPMENT – 1.46%
11,880	Nice Systems, Ltd. (ADR) *	323,611

	THERAPEUTICS – 0.75%
6,300	BioMarin Pharmaceutical, Inc. *	166,887

	TRANSPORTATION – AIR FREIGHT – 0.86%
4,750	Atlas Air Worldwide Holdings, Inc. *	191,472

	WIRE & CABLE PRODUCTS – 0.43%
9,759	Fushi Copperweld, Inc. *	94,565

	WIRELESS EQUIPMENT – 2.92%
11,485	American Tower Corp. – Class A *	413,115
9,111	SBA Communications Corp. – Class A *	235,702

		648,817

	Total Common Stocks (cost $25,186,465)	21,893,729

MASTER LIMITED PARTNERSHIPS – 1.49%

number of shares		market value
	FINANCE – INVESTMENT BANKER/BROKER – 1.49%
7,766	Lazard, Ltd. – Class A	332,074

	Total Master Limited Partnerships (cost $297,701)	332,074

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

REITs – 1.54%

number of shares		market value
	DIVERSIFIED – 1.54%
7,221	Digital Realty Trust, Inc.	$341,192

	TOTAL REITS (cost $275,797)	341,192

SHORT-TERM INVESTMENTS – 2.94%

number of shares		market value
651,777	Timothy Plan Money Market Fund, 1.19% (A) (B)	651,777

	Total Short-Term Investments (cost $651,777)	651,777

	TOTAL INVESTMENTS (cost $26,411,740) – 104.64%	23,218,772

	LIABILITIES IN EXCESS OF OTHER ASSETS – (4.64)%	(1,029,639)

	NET ASSETS – 100.00%	$22,189,133

* Non-income producing securities.

(A) Variable rate security; the yield shown represents the rate at September 30, 2008.

(B) Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of September 30, 2008:

	Gross Unrealized Appreciation	$737,565
	Gross Unrealized Depreciation	(3,930,533)

	Net Unrealized Gain/(Loss)	$(3,192,968)

	Cost of Investments	$26,411,740

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

COMMON STOCKS – 92.26%

number of shares		market value
	AGRICULTURAL CHEMICALS – 0.59%
9,245	Intrepid Potash, Inc. *	$274,761

	APPLICATIONS SOFTWARE – 0.40%
7,410	Citrix Systems, Inc. *	187,177

	AUTOMOTIVE/TRUCK PARTS & EQUIPMENT – ORIGINAL – 1.02%
15,830	Johnson Controls, Inc.	480,124

	COMMERCIAL SERVICE/FINANCIAL – 8.33%
9,280	Global Payments, Inc.	416,301
8,300	Lender Processing Services, Inc.	253,316
80,570	Paychex, Inc.	2,661,227
23,060	Western Union Co.	568,890

		3,899,734

	COMMERCIAL SERVICES – 2.89%
29,235	AerCap Holdings NV *	310,183
8,410	Alliance Data Systems Corp. *	533,026
18,851	Quanta Services, Inc. *	509,166

		1,352,375

	COMPUTER AIDED DESIGN – 0.94%
11,665	Ansys, Inc. *	441,754

	COMPUTER MEMORY DEVICES – 0.58%
15,025	NetApp, Inc. *	273,906

	COMPUTER SERVICES – 0.73%
14,974	Cognizant Technology Solutions Corp. – Class A *	341,856

	CONSULTING SERVICES – 2.88%
13,076	FTI Consulting, Inc. *	944,610
20,000	SAIC, Inc. *	404,600

		1,349,210

	COSMETICS & TOILETRIES – 2.37%
14,720	Colgate-Palmolive Co.	1,109,152

	DATA PROCESSING/MANAGEMENT – 0.91%
19,130	SEI Investments Co.	424,686

	DENTAL SUPPLIES & EQUIPMENT – 0.74%
9,235	Dentsply International, Inc.	346,682

	DIALYSIS CENTERS – 2.17%
17,850	DaVita, Inc. *	1,017,628

	DISPOSABLE MEDICAL PRODUCTS – 1.72%
8,480	C.R. Bard, Inc.	804,498

	DIVERSIFIED MANUFACTURING OPERATIONS – 2.59%
9,800	Danaher Corp.	680,120
14,302	Harsco Corp.	531,891

		1,212,011

LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

COMMON STOCKS – 92. 26% (continued)

number of shares			market value
		ELECTRIC PRODUCTS – MISCELLANEOUS – 1.53%
17,619		Ametek, Inc.	$718,327

		ELECTRONIC COMPONENTS – SEMICONDUCTORS – 2.46%
17,730		Broadcom Corp. – Class A *	330,310
7,075		Intersil Corp. – Class A	117,304
24,550	#	Nvidia Corp. *	262,930
65,000		ON Semiconductor Corp. *	439,400

			1,149,944

		ELECTRONIC CONNECTORS – 1.74%
20,347		Amphenol Corp. – Class A	816,729

		ELECTRONIC – MILITARY – 2.59%
12,350		L-3 Communications Holdings, Inc.	1,214,252

		ENGINEERING/R&D SERVICES – 2.00%
8,650		Jacobs Engineering Group, Inc. *	469,781
18,342		McDermott International, Inc. *	468,638

			938,419

		FINANCE – CONSUMER LOANS – 0.43%
16,200		SLM Corp. *	199,908

		FINANCE – INVESTMENT BANKER/BROKER – 1.12%
23,565		Interactive Brokers Group, Inc. *	522,436

		INSTRUMENTS – CONTROLS – 0.97%
4,645		Mettler Toledo International, Inc. *	455,210

		INSTRUMENTS – SCIENTIFIC – 2.46%
16,060		Thermo Fisher Scientific, Inc. *	883,300
4,650		Waters Corp. *	270,537

			1,153,837

		INVESTMENT MANAGEMENT/ADVISORY SERVICES – 6.74%
9,560		Franklin Resources, Inc.	842,523
24,340		Invesco, Ltd.	510,653
14,135		Legg Mason, Inc.	537,978
23,600		T. Rowe Price Group, Inc.	1,267,556

			3,158,710

		LIFE/HEALTH INSURANCE – 1.12%
8,890		Aflac, Inc.	522,287

		MACHINERY – PUMPS – 0.51%
2,676		Flowserve Corp.	237,549

		MEDICAL INSTRUMENTS – 1.45%
15,565		St. Jude Medical, Inc. *	676,922

		MEDICAL LABS & TESTING SERVICES – 3.31%
8,234		Covance, Inc. *	727,968
11,850		Laboratory Corp. of America Holdings *	823,575

			1,551,543

LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

COMMON STOCKS – 92.26% (continued)

number of shares		market value
	MEDICAL PRODUCTS – 2.19%
9,688	Henry Schein, Inc. *	$521,602
7,830	Zimmer Holdings, Inc. *	505,505

		1,027,107

	MEDICAL – BIOMEDICAL/GENE – 1.12%
9,375	Alexion Pharmaceutical, Inc. *	368,437
1,500	United Therapeutics Corp. *	157,755

		526,192

	MEDICAL – DRUGS – 0.71%
4,300	Cephalon, Inc. *	333,207

	MEDICAL – GENERIC DRUGS – 0.18%
2,225	Perrigo Co.	85,574

	MULTIMEDIA – 0.80%
34,180	Pearson plc (ADR)	372,562

	OIL COMPANIES – EXPLORATION & PRODUCTION – 3.73%
13,240	Occidental Petroleum Corp.	932,758
5,980	Pioneer Natrual Resources Co.	312,634
11,736	Range Resources Corp.	503,122

		1,748,514

	OIL COMPANIES – INTEGRATED – 6.83%
30,130	Exxon Mobil Corp.	2,339,896
36,010	StatoilHydro ASA (ADR)	857,038

		3,196,934

	OIL FIELD MACHINERY & EQUIPMENT – 1.94%
11,140	Cameron International Corp. *	429,336
9,517	National Oilwell Varco, Inc. *	478,039

		907,375

	OIL – FIELD SERVICES – 1.26%
18,890	Superior Energy Services, Inc. *	588,235

	OIL & GAS DRILLING – 0.68%
10,760	Pride International, Inc. *	318,604

	PHARMACY SERVICES – 1.89%
19,645	Medco Health Solutions, Inc. *	884,025

	POWER CONVERSION/SUPPLY EQUIPMENT – 0.51%
3,350	Sunpower Corp. – Class A *	237,615

	PRINTING – COMMERCIAL – 2.26%
32,241	VistaPrint, Ltd. *	1,058,794

	PRIVATE CORRECTIONS – 1.19%
22,439	Corrections Corp. of America *	557,609

	REINSURANCE – 0.84%
5,900	PartnerRe, Ltd.	394,179

LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

COMMON STOCKS – 92.26% (continued)

number of shares		market value
	RETAIL – BUILDING PRODUCTS – 4.27%
84,500	Lowe’s Companies, Inc.	$2,001,805

	SCHOOLS – 2.27%
7,770	Apollo Group, Inc. Class A *	460,761
12,139	DeVry, Inc.	601,366

		1,062,127

	TELECOMMUNICATION EQUIPMENT – 0.87%
14,900	Nice Systems, Ltd. (ADR) *	405,876

	WIRELESS EQUIPMENT – 1.43%
18,622	American Tower Corp. – Class A *	669,833

	TOTAL COMMON STOCKS (cost $46,867,847)	43,207,794

MASTER LIMITED PARTNERSHIPS – 1.24%

number of shares		market value
	FINANCE – INVESTMENT BANKER/BROKER – 1.24%
13,588	Lazard, Ltd. – Class A	581,023

	TOTAL MASTER LIMITED PARTNERSHIPS (cost $528,916)	581,023

REITs – 1.21%

number of shares		market value
	DIVERSIFIED – 1.21%
11,972	Digital Realty Trust, Inc.	565,677

	TOTAL REITs (cost $450,282)	565,677

LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

SHORT-TERM INVESTMENTS – 5.22%

number of shares		market value
2,443,976	Timothy Plan Money Market Fund, 1.19% (A) (B)	$2,443,976

	Total Short-Term Investments (cost $2,443,976)	2,443,976

	TOTAL INVESTMENTS (cost $50,291,021) – 99.93%	46,798,470

	OTHER ASSETS LESS LIABILITIES – 0.07%	32,228

	NET ASSETS – 100.00%	$46,830,698

*Non-income producing securities.

(ADR) American Depositary Receipt.

(A) Variable rate security; the yield shown represents the rate at September 30, 2008.

(B) Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of September 30, 2008:

	Gross Unrealized Appreciation	$2,037,709
	Gross Unrealized Depreciation	(5,530,260)

	Net Unrealized Gain/(Loss)	$(3,492,551)

	Cost of Investments	$50,291,021

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

MUTUAL FUNDS (A) – 100.93%

number of shares		market value
1,298,613	Timothy Plan Aggressive Growth Fund – Class A	$6,791,744
670,841	Timothy Plan High Yield Bond Fund – Class A	5,447,229
1,730,096	Timothy Plan International Fund – Class A	13,771,567
2,008,289	Timothy Plan Large/Mid Cap Growth Fund – Class A	11,226,334
921,984	Timothy Plan Large/Mid Cap Value Fund – Class A	11,229,771
567,230	Timothy Plan Small-Cap Value Fund – Class A	6,959,909

	Total Mutual Funds (cost $67,051,925)	55,426,554

	TOTAL INVESTMENTS (cost $67,051,925) – 100.93%	55,426,554

	LIABILITIES IN EXCESS OF CASH & OTHER ASSETS – (0.93)%	(512,716)

	NET ASSETS – 100.00%	$54,913,838

	(A) Fund held is another series within the Timothy Plan. The following information for the Fund is presented on an income tax basis as of September 30, 2008:

	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	(11,625,371)

	Net Unrealized Gain/(Loss)	$(11,625,371)

	Cost of Investments	$67,051,925

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

MUTUAL FUNDS (A) – 100.09%

number of shares		market value
468,893	Timothy Plan Aggressive Growth Fund – Class A	$2,452,308
1,568,696	Timothy Plan Fixed Income Fund – Class A	15,043,793
591,130	Timothy Plan High Yield Bond Fund – Class A	4,799,974
934,833	Timothy Plan International Fund – Class A	7,441,272
899,458	Timothy Plan Large/Mid Cap Growth Fund – Class A	5,027,970
828,298	Timothy Plan Large/Mid Cap Value Fund – Class A	10,088,673
405,812	Timothy Plan Small-Cap Value Fund – Class A	4,979,319

	Total Mutual Funds (cost $56,800,738)	49,833,309

SHORT-TERM INVESTMENTS – 0.00%

number of shares		market value
573	Timothy Plan Money Market Fund, 1.19% (A) (B)	573

	Total Short-Term Investments (cost $573)	573

	TOTAL INVESTMENTS (cost $56,801,311) – 100.09%	49,833,882

	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.09)%	(46,983)

	NET ASSETS – 100.00%	$49,786,899

(A)   Fund held is another series within the Timothy Plan

(B)   Variable rate security; the yield shown represents the rate at September 30, 2008.

The  following information for the Fund is presented on an income tax basis as of September 30, 2008:

	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	(6,967,429)

	Net Unrealized Gain/(Loss)	$(6,967,429)

	Cost of Investments	$56,801,311

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

SHORT-TERM INVESTMENTS – 100.03%

par value		market value
	ASSET-BACKED BONDS – 3.19%
$ 506,963	CNH Equipment Trust, 2.75%, 05/11/2009	$506,963
481,975	John Deere Owner Trust, 2.74%, 05/08/2009	481,975

	Total Corporate Bonds (cost $988,938)	988,938

	U.S. GOVERNMENT AGENCIES (A) – 74.39%
1,500,000	Federal Home Loan Bank, 2.29%, 10/29/2008	1,497,200
1,500,000	Federal Home Loan Bank, 2.11%, 11/07/2008	1,496,685
1,500,000	Federal Home Loan Bank, 2.98%, 11/19/2008	1,493,841
800,000	Federal Home Loan Bank, 2.18%, 12/03/2008	796,892
1,300,000	Federal Home Loan Bank, 2.71%, 12/05/2008	1,293,545
1,100,000	Federal Home Loan Bank, 2.12%, 10/15/2008	1,098,999
1,500,000	Federal Home Loan Bank, 2.37%, 11/28/2008	1,494,200
1,500,000	Federal Home Loan Bank, 2.46%, 10/22/2008	1,497,706
1,500,000	Federal Home Loan Bank, 2.40%, 11/12/2008	1,495,730
1,200,000	Federal Home Loan Bank, 2.28%, 11/14/2008	1,196,292
950,000	Federal Home Loan Bank, 2.27%, 10/10/2008	949,400
1,000,000	Federal Home Loan Bank, 2.35%, 10/31/2008	997,953
1,500,000	Federal Home Loan Bank, 2.10%, 11/05/2008	1,496,864
1,355,000	Federal Home Loan Bank, 2.25%, 11/17/2008	1,350,362
1,010,000	Federal Home Loan Bank, 2.44%, 11/21/2008	1,006,466
1,500,000	Federal Home Loan Bank, 2.24%, 11/26/2008	1,494,703
1,500,000	Federal Home Loan Bank, 1.39%, 10/03/2008	1,499,801
900,000	Federal Home Loan Bank, 1.99%, 10/08/2008	899,580

	Total U.S. Government Agencies (cost $23,056,219)	23,056,219

	U.S. TREASURY BILLS (A) – 16.11%
5,000,000	U.S. Treasury Bill, 0.83%, 11/20/2008	4,994,245

	Total U.S. Treasury Bills (cost $4,994,245)	4,994,245

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

SHORT-TERM INVESTMENTS – 100.03% (continued)

number of shares		market value
	Money Market Instruments – 6.34%
1,964,518	Fidelity Institutional Money Market Portfolio, 2.81% (B)	$1,964,518

	Total Money Market Instruments (cost $1,964,518)	1,964,518

	TOTAL INVESTMENTS (cost $31,003,920) – 100.03%	31,003,920

	LIABILITIES IN EXCESS OF CASH & OTHER ASSETS – (0.03)%	(10,317)

	NET ASSETS – 100.00%	$30,993,603

(A) Discount note; the rate shown represents the yield at September 30, 2008.

(B) Variable rate security; the rate shown represents the yield at September 30, 2008.

The following information for the Fund is presented on an income tax basis as of September 30, 2008:

	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	—

	Net Unrealized Gain/(Loss)	$—

	Cost of Investments	$31,003,920

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

BONDS AND NOTES – 93.60%

par value		market value
	CORPORATE BONDS – 93.60%
$250,000	Actuant Corp, 6.875%, 06/15/2017	$240,000
500,000	Allied Waste NA, Inc., 7.125%, 05/15/2016	468,750
500,000	American Axle & Manufacturing Inc., 7.875%, 03/01/2017	267,500
500,000	Ashtead Holdings plc, 8.625%, 08/01/2015 (A)	432,500
500,000	Berry Petroleum Co., 8.25%, 11/01/2016	425,000
500,000	China Properties Group, Ltd., 9.125%, 05/04/2014 (A)	221,250
500,000	CIT Group, Inc., 4.75%, 12/15/2010	325,774
200,000	Copano Energy LLC, 7.75%, 06/01/2018 (A)	176,000
500,000	Crum & Forster Holdings Corp., 7.75%, 05/01/2017	437,500
500,000	Dynegy Holdings, Inc., 7.75%, 06/01/2019	402,500
500,000	Energy Future Holdings Corp., 10.88%, 11/01/2017 (A)	453,750
500,000	Felcor Lodging LP, 4.803%, 12/01/2011 (B)	402,500
500,000	Forest Oil Corp., 7.25%, 06//15/2019	430,000
500,000	Georgia-Pacific LLC, 7.70%, 06/15/2015	460,000
501,000	Goodyear Tire & Rubber Co., 8.625%, 12/01/2011	498,495
500,000	Hawker Beechcraft Acquisition Co. LLC, 8.50%, 04/01/2015	460,000
500,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/2016 (A)	470,000
500,000	Hertz Corp., 8.875%, 01/01/2014	433,750
500,000	Intergen NV, 9.00%, 06/30/2017 (A)	502,500
620,000	Ipalco Enterprises, Inc., 7.25%, 04/01/2016 (A)	595,200
500,000	Janus Capital Group, Inc., 6.70%, 06/15/2017	430,054
400,000	Liberty Mutual Group, Inc., 10.75%, 06/15/2058 (A)	288,483
500,000	MarkWest Energy Partners LP, 6.875%, 11/01/2014	452,500
500,000	Momentive Performance Materials, Inc., 9.75%, 12/01/2014	397,500
500,000	Noranda Aluminum Acquisition Corp., 6.828%, 05/15/2015 (B)	382,500
500,000	NRG Energy, Inc., 7.375%, 01/15/2017	456,250
500,000	Pilgrim's Pride Corp., 7.625%, 05/01/2015	312,500
500,000	Reliant Energy, Inc., 7.625%, 06/15/2014	377,500
500,000	Rent-A-Center, Inc., 7.50%, 05/01/2010	491,250
500,000	Sanmina-SCI Corp., 8.125%, 03/01/2016	427,500
500,000	Sealy Mattress Co., 8.25%, 06/15/2014	395,000
500,000	Seitel, Inc., 9.75%, 02/15/2014	410,000
500,000	SLM Corp., 5.00%, 04/15/2015	300,195
500,000	Smithfield Foods, Inc., 7.00%, 08/01/2011	437,500
500,000	Swift Energy Co., 7.125%, 06/01/2017	427,500
500,000	Terra Capital, Inc., 7.00%, 02/01/2017	477,500
500,000	USG Corp., 8.00%, 01/15/2018	400,000
200,000	Videotron, Ltd., 9.125%, 04/15/2018 (A)	203,000

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

BONDS AND NOTES – 93.60% (continued)

par value		market value
	CORPORATE BONDS – 93.60% (continued)
$400,000	Vimpel Communications, 9.125%, 04/30/2018 (A)	$310,776
500,000	W & T Offshore, Inc., 8.25%, 06/15/2014 (A)	402,500
500,000	Whiting Petroleum Corp., 7.00%, 02/01/2014	427,500

	TOTAL CORPORATE BONDS (cost $19,502,602)	16,310,477

SHORT-TERM INVESTMENTS – 3.68%

number of shares		market value
640,225	Timothy Plan Money Market Fund, 1.19% (B) (C)	640,225

	Total Short-Term Investments (cost $640,225)	640,225

	TOTAL INVESTMENTS (cost $20,142,827) – 97.28%	16,950,702

	OTHER ASSETS LESS LIABILITIES – 2.72%	474,618

	NET ASSETS – 100.00%	$17,425,320

(A) 144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B) Variable rate security; the yield shown represents the rate at September 30, 2008.

(C) Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of September 30, 2008:

	Gross Unrealized Appreciation	$15,690
	Gross Unrealized Depreciation	(3,207,815)

	Net Unrealized Gain/(Loss)	$(3,192,125)

	Cost of Investments	$20,142,827

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

COMMON STOCKS – 89.44%

number of shares		market value
	AGRICULTURAL CHEMICALS – 1.70%
12,500	Agrium, Inc.	$701,000

	AUTOMOTIVE – CARS & LT. TRUCKS – 2.92%
23,000	Fiat SpA (ADR) (A)	302,717
30,000	Honda Motor Co., Ltd. (ADR)	903,300

		1,206,017

	CELLULAR TELECOMMUNICATIONS – 3.15%
10,000	America Movil SAB de C.V. – Series L (ADR)	463,600
56,000	Turkcell Iletisim Hizmetleri AS (ADR)	839,440

		1,303,040

	COMMERCIAL BANKS – NON U.S. – 8.61%
83,000	Banco Santander S.A. (ADR)	1,246,660
13,000	BOC Hong Kong Holdings, Ltd. (ADR) (A)	455,415
24,000	Danske Bank A/S (ADR) (A)	281,825
20,000	DBS Group Holdings, Ltd. (ADR) (A)	938,938
19,500	Intesa Sanpaolo SpA (ADR) (A)	631,903

		3,554,741

	COMPUTER SERVICES – 1.41%
25,000	Cap Gemini S.A. (ADR) (A)	582,930

	COSMETICS & TOILETRIES – 2.30%
43,000	Shiseido Co, Ltd. (ADR) (A)	949,797

	DIALYSIS CENTERS – 2.89%
23,000	Fresenius Medical Care AG & Co. KGaA (ADR)	1,194,620

	DIVERSIFIED BANKING INSTITUTIONS – 2.90%
137,100	Mitsubishi UFJ Financial Group, Inc. (ADR)	1,198,254

	DIVERSIFIED MINERALS – 3.01%
24,380	Anglo American plc (ADR)	407,877
7,000	BHP Billiton plc (ADR)	321,370
29,000	Companhia Vale do Rio Doce (ADR)	513,300

		1,242,547

	DIVERSIFIED OPERATIONS – 2.55%
96,000	Keppel Corp., Ltd. (ADR) (A)	1,054,205

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

COMMON STOCKS – 89.44% (continued)

number of shares		market value
	ELECTRIC – INTEGRATED – 5.98%
12,000	International Power plc (ADR) (A)	$773,755
9,100	RWE AG (ADR) (A)	868,560
32,500	Scottish & Southern Energy plc (ADR) (A)	826,650

		2,468,965

	ELECTRONIC COMPONENTS – MISCELLANEOUS – 0.40%
6,000	Koninklijke (Royal) Philips Electronics N.V.	163,500

	ENGINEERING/R&D SERVICES – 2.11%
45,000	ABB, Ltd. (ADR)	873,000

	FINANCE – LEASING COMPANIES – 1.28%
8,500	ORIX Corp. (ADR)	529,635

	FOOD – MISCELLANEOUS/DIVERSIFIED – 3.33%
98,000	Group Danone (ADR) (A)	1,376,557

	IMPORT/EXPORT – 3.61%
14,000	Marubeni Corp. (ADR) (A)	617,152
21,525	Mitsubishi Corp. (ADR) (A)	873,855

		1,491,007

	MACHINERY – CONSTRUCTION/MINING – 1.75%
35,000	Atlas Copco AB (ADR) (A)	345,093
6,000	Komatsu, Ltd. (ADR) (A)	378,656

		723,749

	MEDICAL PRODUCTS – 2.76%
21,500	Smith & Nephew plc (ADR)	1,141,435

	MEDICAL – DRUGS – 2.60%
21,000	Novo Nordisk A/S (ADR)	1,075,200

	METAL – DIVERSIFIED – 2.96%
4,900	Rio Tinto plc (ADR)	1,222,550

	MULTI-LINE INSURANCE – 2.69%
34,000	AXA S.A. (ADR)	1,110,440

	OFFICE AUTOMATION & EQUIPMENT – 1.42%
15,500	Canon, Inc. (ADR)	585,125

	OIL COMPANIES – EXPLORATION & PRODUCTION – 3.02%
19,300	OAO Gazprom (ADR) (A)	604,090
27,700	Nexen, Inc.	643,471

		1,247,561

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

COMMON STOCKS – 89.44% (continued)

number of shares		market value
	OIL COMPANIES – INTEGRATED – 6.47%
26,200	Petroleo Brasileiro S.A. (ADR)	$980,404
14,668	StatoilHydro ASA (ADR)	349,098
22,100	Total S.A. (ADR)	1,341,028

		2,670,530

	OIL – FIELD SERVICES – 1.31%
54,000	Acergy S.A. (ADR)	543,240

	REAL ESTATE OPERATIONS/DEVELOPMENT – 0.98%
40,000	Sun Hung Kai Properties, Ltd. (ADR) (A)	403,896

	SILVER MINING – 1.28%
65,000	Silver Wheaton Corp. *	529,750

	SOAP & CLEANING PREPARATIONS – 1.88%
25,400	Henkel AG & Co. KGaA (ADR) (A)	774,573

	TELECOMMUNICATION SERVICES – 5.60%
41,000	Chunghwa Telecom Co., Ltd. (ADR)	970,470
59,000	Singapore Telecommunications, Ltd. (ADR) (A)	1,341,188

		2,311,658

	TELEPHONE – INTEGRATED – 4.77%
12,000	Philippine Long Distance Telephone Co. (ADR)	676,080
18,100	Telefonica S.A. (ADR)	1,293,969

		1,970,049

	WATER – 1.80%
18,000	Veolia Environnement (ADR)	743,040

	Total Common Stocks (cost $45,165,773)	36,942,611

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

SHORT-TERM INVESTMENTS – 13.87%

number of shares		market value
5,730,239	Timothy Plan Money Market Fund, 1.19% (B) (C)	$5,730,239

	Total Short-Term Investments (cost $5,730,239)	5,730,239

	TOTAL INVESTMENTS (cost $50,896,012) – 103.31%	$42,672,850

	LIABILITIES IN EXCESS OF OTHER ASSETS – (3.31)%	(1,368,921)

	NET ASSETS – 100.00%	$41,303,929

(ADR) American Depositary Receipt.

* Non-income producing securities.

(A) Securities are priced using an evaluated bid provided by an independent pricing source, which is based on the Fund’s Good Faith Pricing Guidelines. .Such values are approved by the Board of Trustees. The total value of such securities at September 30, 2008 is $14,381,755, which represents 35% of net assets.

(B) Variable rate security; the yield shown represents the rate at September 30, 2008.

(C) Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of September 30, 2008:

	Gross Unrealized Appreciation	$559,222
	Gross Unrealized Depreciation	(8,782,384)

	Net Unrealized Gain/(Loss)	$(8,223,162)

	Cost of Investments	$50,896,012

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

DIVERSIFICATION OF ASSETS

country	percentage of net assets
Japan	14.61%
United Kingdom	12.68%
France	12.48%
Singapore	8.07%
Spain	6.15%
Germany	4.99%
Canada	4.54%
Brazil	3.62%
Denmark	3.29%
Taiwan	2.35%
Netherlands	2.27%
Italy	2.26%
Switzerland	2.11%
Hong Kong	2.08%
Turkey	2.03%
Philippines	1.64%
Russia	1.46%
Mexico	1.12%
Norway	0.85%
Sweden	0.84%

Total	89.44%
Money Market Securities	13.87%
Liabilities in excess of other assets	(3.31)%

Grand Total	100.00%

NOTES TO THE SCHEDULE OF INVESTMENTS

September 30, 2008 – (Unaudited)

TIMOTHY PLAN

Note 1 – Unrealized Appreciation (Depreciation)

At September 30, 2008, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. / dep.
Small-Cap Value	$73,049,976	$5,480,214	$(7,463,702)	$(1,983,488)
Large / Mid-Cap Value	$112,578,140	$8,624,215	$(9,630,025)	$(1,005,810)
Fixed Income	$46,835,997	$497,531	$(2,011,703)	$(1,514,172)
Aggressive Growth	$26,411,740	$737,565	$(3,930,533)	$(3,192,968)
Large / Mid-Cap Growth	$50,291,021	$2,037,709	$(5,530,260)	$(3,492,551)
Strategic Growth	$67,051,925	$—	$(11,625,371)	$(11,625,371)
Conservative Growth	$56,801,311	$—	$(6,967,429)	$(6,967,429)
High Yield Bond	$20,142,827	$15,690	$(3,207,815)	$(3,192,125)
International	$50,896,012	$559,222	$(8,782,384)	$(8,223,162)
Money Market	$31,003,920	$—	$—	$—

Note 2 – Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Timothy Plan Small Cap Value Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$71,066,488	$—
Level 2 – Other Significant Observable Inputs	$—	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$71,066,488	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Small Cap Value Fund did not hold any assets at any time during the quarter ended September 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

NOTES TO THE SCHEDULE OF INVESTMENTS

September 30, 2008 – (Unaudited)

TIMOTHY PLAN

The following is a summary of the inputs used to value the Timothy Plan Large/Mid Cap Value Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$111,572,330	$—
Level 2 – Other Significant Observable Inputs	$—	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$111,572,330	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Large/Mid Cap Value Fund did not hold any assets at any time during the quarter ended September 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Fixed Income Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$1,335,411	$—
Level 2 – Other Significant Observable Inputs	$43,986,414	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$45,321,825	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Fixed Income Fund did not hold any assets at any time during the quarter ended September 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Aggressive Growth Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$23,218,772	$—
Level 2 – Other Significant Observable Inputs	$—	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$23,218,772	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Aggressive Growth Fund did not hold any assets at any time during the quarter ended September 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

NOTES TO THE SCHEDULE OF INVESTMENTS

September 30, 2008 – (Unaudited)

TIMOTHY PLAN

The following is a summary of the inputs used to value the Timothy Plan Large/Mid Cap Growth Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$46,798,470	$—
Level 2 – Other Significant Observable Inputs	$—	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$46,798,470	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Large/Mid Cap Growth Fund did not hold any assets at any time during the quarter ended September 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Strategic Growth Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$55,426,554	$—
Level 2 – Other Significant Observable Inputs	$—	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$55,426,554	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Strategic Growth Fund did not hold any assets at any time during the quarter ended September 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

NOTES TO THE SCHEDULE OF INVESTMENTS

September 30, 2008 – (Unaudited)

TIMOTHY PLAN

The following is a summary of the inputs used to value the Timothy Plan Conservative Growth Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$49,833,882	$—
Level 2 – Other Significant Observable Inputs	$—	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$49,833,882	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Conservative Growth Fund did not hold any assets at any time during the quarter ended September 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Money Market Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$1,964,518	$—
Level 2 – Other Significant Observable Inputs	$29,039,402	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$31,003,920	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Money Market Fund did not hold any assets at any time during the quarter ended September 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan International Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$28,291,095	$—
Level 2 – Other Significant Observable Inputs	$14,381,755	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$42,672,850	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan International Fund did not hold any assets at any time during the quarter ended September 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan High Yield Bond Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$640,225	$—
Level 2 – Other Significant Observable Inputs	$16,310,477	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$16,950,702	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan High Yield Bond Fund did not hold any assets at any time during the quarter ended September 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D Ally
Arthur D. Ally, President / Principal Executive Officer

Date:	11/19/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D Ally
Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date:	11/19/08